Share Capital - Schedule of Stock Options Outstanding (Details) - $ / shares		9 Months Ended	12 Months Ended
		Sep. 30, 2018	Dec. 31, 2017		Dec. 31, 2016
Stock options outstanding		422,478	414,965	[1]	174,328	[2]
Weighted average remaining contractual life		8 years 6 months 18 days	9 years 3 months 19 days	[1]
Stock options exercisable		228,758	142,875	[1]	174,328	[2]
Exercise Price One [Member]
Exercise price		$ 4.20	$ 4.20		$ 4.2
Stock options outstanding		77,846	77,846	[1]	77,846	[2]
Weighted average remaining contractual life		7 years 2 months 30 days	8 years	[1]	8 years	[2]
Stock options exercisable		77,846	77,846	[1]	77,846	[2]
Exercise Price Two [Member]
Exercise price		$ 15.75	$ 15.75		$ 15.75
Stock options outstanding		133,546	133,546	[1]		[2]
Weighted average remaining contractual life		9 years	9 years 9 months	[1]	0 years	[2]
Stock options exercisable		46,117		[1]		[2]
Exercise Price Three [Member]
Exercise price		$ 9.00	$ 9.00		$ 19.35
Stock options outstanding		10,000				[2]
Weighted average remaining contractual life		10 years	0 years		0 years	[2]
Stock options exercisable						[2]
Exercise Price Four [Member]
Exercise price		$ 19.35	$ 19.35		$ 15.3
Stock options outstanding		72,508	72,508	[1]		[2]
Weighted average remaining contractual life		9 years	9 years 9 months	[1]	0 years	[2]
Stock options exercisable		23,565		[1]		[2]
Exercise Price Five [Member]
Exercise price		$ 15.30	$ 15.30
Stock options outstanding		66,036	66,036	[1]	96,482	[2]
Weighted average remaining contractual life		9 years 2 months 30 days	10 years	[1]	9 years 6 months	[2]
Stock options exercisable		18,688		[1]	96,482	[2]
Exercise Price Six [Member]
Exercise price	[3]
Stock options outstanding		62,542	65,029	[1]
Weighted average remaining contractual life		8 years	8 years 9 months	[1]
Stock options exercisable		62,542	65,029	[1]

[1]	December 31, 2017 options data represents the number of shares adjusted to retroactively reflect the 1:15 Reverse Split effected on September 4, 2018.
[2]	December 31 2017 and 2016 options data represents the number of shares adjusted to retroactively reflect the 1:15 Reverse Split effected on September 4, 2018.
[3]	Less than 0.01